Discontinued Operations, Fair Value of Investments (Details) - Discontinued Operations [Member] - Insurance Segment [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fixed maturities	$ 21,680	$ 32,132
Transfers from Level 1 to level 2	0	0
Transfers from Level 2 to Level 1	0	0
U.S. Treasury and U.S. Government [Member]
Fair Value Disclosures [Abstract]
Fixed maturities	11,283	4,304
U.S. Tax-Exempt Municipal [Member]
Fair Value Disclosures [Abstract]
Fixed maturities	2,584	4,624
Corporate [Member]
Fair Value Disclosures [Abstract]
Fixed maturities	3,989	14,681
Mortgage and Asset-backed Securities [Member]
Fair Value Disclosures [Abstract]
Fixed maturities	3,824	8,523
Fair Value [Member]
Fair Value Disclosures [Abstract]
Equity securities	1,075	693
Fixed maturities	21,680	32,132
Fair Value [Member] | Level 1 [Member]
Fair Value Disclosures [Abstract]
Equity securities	255	227
Fixed maturities	11,283	4,304
Fair Value [Member] | Level 2 [Member]
Fair Value Disclosures [Abstract]
Equity securities	820	466
Fixed maturities	10,397	27,828
Fair Value [Member] | Level 3 [Member]
Fair Value Disclosures [Abstract]
Equity securities	0	0
Fixed maturities	0	0
Fair Value [Member] | Common Shares [Member]
Fair Value Disclosures [Abstract]
Equity securities	255	227
Fair Value [Member] | Common Shares [Member] | Level 1 [Member]
Fair Value Disclosures [Abstract]
Equity securities	255	227
Fair Value [Member] | Common Shares [Member] | Level 2 [Member]
Fair Value Disclosures [Abstract]
Equity securities	0	0
Fair Value [Member] | Common Shares [Member] | Level 3 [Member]
Fair Value Disclosures [Abstract]
Equity securities	0	0
Fair Value [Member] | Preferred Stocks [Member]
Fair Value Disclosures [Abstract]
Equity securities	820	466
Fair Value [Member] | Preferred Stocks [Member] | Level 1 [Member]
Fair Value Disclosures [Abstract]
Equity securities	0	0
Fair Value [Member] | Preferred Stocks [Member] | Level 2 [Member]
Fair Value Disclosures [Abstract]
Equity securities	820	466
Fair Value [Member] | Preferred Stocks [Member] | Level 3 [Member]
Fair Value Disclosures [Abstract]
Equity securities	0	0
Fair Value [Member] | U.S. Treasury and U.S. Government [Member]
Fair Value Disclosures [Abstract]
Fixed maturities	11,283	4,304
Fair Value [Member] | U.S. Treasury and U.S. Government [Member] | Level 1 [Member]
Fair Value Disclosures [Abstract]
Fixed maturities	11,283	4,304
Fair Value [Member] | U.S. Treasury and U.S. Government [Member] | Level 2 [Member]
Fair Value Disclosures [Abstract]
Fixed maturities	0	0
Fair Value [Member] | U.S. Treasury and U.S. Government [Member] | Level 3 [Member]
Fair Value Disclosures [Abstract]
Fixed maturities	0	0
Fair Value [Member] | U.S. Tax-Exempt Municipal [Member]
Fair Value Disclosures [Abstract]
Fixed maturities	2,584	4,624
Fair Value [Member] | U.S. Tax-Exempt Municipal [Member] | Level 1 [Member]
Fair Value Disclosures [Abstract]
Fixed maturities	0	0
Fair Value [Member] | U.S. Tax-Exempt Municipal [Member] | Level 2 [Member]
Fair Value Disclosures [Abstract]
Fixed maturities	2,584	4,624
Fair Value [Member] | U.S. Tax-Exempt Municipal [Member] | Level 3 [Member]
Fair Value Disclosures [Abstract]
Fixed maturities	0	0
Fair Value [Member] | Corporate [Member]
Fair Value Disclosures [Abstract]
Fixed maturities	3,989	14,681
Fair Value [Member] | Corporate [Member] | Level 1 [Member]
Fair Value Disclosures [Abstract]
Fixed maturities	0	0
Fair Value [Member] | Corporate [Member] | Level 2 [Member]
Fair Value Disclosures [Abstract]
Fixed maturities	3,989	14,681
Fair Value [Member] | Corporate [Member] | Level 3 [Member]
Fair Value Disclosures [Abstract]
Fixed maturities	0	0
Fair Value [Member] | Mortgage and Asset-backed Securities [Member]
Fair Value Disclosures [Abstract]
Fixed maturities	3,824	8,523
Fair Value [Member] | Mortgage and Asset-backed Securities [Member] | Level 1 [Member]
Fair Value Disclosures [Abstract]
Fixed maturities	0	0
Fair Value [Member] | Mortgage and Asset-backed Securities [Member] | Level 2 [Member]
Fair Value Disclosures [Abstract]
Fixed maturities	3,824	8,523
Fair Value [Member] | Mortgage and Asset-backed Securities [Member] | Level 3 [Member]
Fair Value Disclosures [Abstract]
Fixed maturities	$ 0	$ 0